Commitments and Contingencies (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 01, 2021	Aug. 30, 2021	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Share Price.				$ 9.50		$ 9.50
Deferred underwriting fee payable				$ 4,375,000		$ 4,375,000
Underwriting cash discount per unit				$ 0.175		$ 0.175
Underwriter cash discount				$ 2,187,500		$ 2,187,500
Aggregate purchase price					$ 25,000	$ 25,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000			1,650,000		1,650,000
Share Price.	$ 10.00
Deferred Fee Per Unit				$ 0.35		$ 0.35
Number of shares issued			62,500
Fair value per share of founder shares attributable to anchor investors			$ 7.362
Aggregate fair value of founder shares attributable to anchor investors			$ 460,125
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1,500,000
Redemption period upon closure		45 days
Aggregate purchase price		$ 15,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,000,000			11,000,000		11,000,000
Deferred underwriting fee payable	$ 4,375,000			$ 4,375,000	$ 4,375,000	$ 4,375,000